Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt
Changes to debt during 2017 are as follows:

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2017	$2,645	$105,433	$108,078
Proceeds from long-term borrowings	103	27,604	27,707
Proceeds from asset-backed long-term borrowings	—	4,290	4,290
Repayments of long-term borrowings and capital leases obligations	(8,191)	(15,646)	(23,837)
Repayments of asset-backed long-term borrowings	(400)	—	(400)
Decrease in short-term obligations, excluding current maturities	(170)	—	(170)
Reclassifications of long-term debt	9,255	(9,255)	—
Other	211	1,216	1,427
Balance at December 31, 2017	$3,453	$113,642	$117,095

Debt Maturing within One Year
Debt maturing within one year is as follows:

	(dollars in millions)
At December 31,	2017	2016
Long-term debt maturing within one year	$3,303	$2,477
Short-term notes payable	150	168
Total debt maturing within one year	$3,453	$2,645

Schedule of Long-term Debt Instruments
Outstanding long-term debt obligations are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2017	2016
Verizon—notes payable and other	1.38 – 3.96	2018 – 2047	$31,370	$28,491
	4.09 – 5.51	2020 – 2055	67,906	53,909
	5.82 – 6.90	2026 – 2054	5,835	11,295
	7.35 – 8.95	2029 – 2039	1,106	1,860
	Floating	2018 – 2025	6,684	9,750

Verizon Wireless—Alltel assumed notes	6.80 – 7.88	2029 – 2032	234	525

Telephone subsidiaries—debentures	5.13 – 6.50	2028 – 2033	226	319
	7.38 – 7.88	2022 – 2032	341	561
	8.00 – 8.75	2022 – 2031	229	328

Other subsidiaries—notes payable, debentures and other	6.70 – 8.75	2018 – 2028	748	1,102

Verizon Wireless and other subsidiaries—asset-backed debt	1.42 – 2.65	2021 – 2022	6,293	2,485
	Floating	2021 – 2022	2,620	2,520

Capital lease obligations (average rate of 3.6% and 3.5% in 2017 and 2016, respectively)			1,020	950
Unamortized discount, net of premium			(7,133)	(5,716)
Unamortized debt issuance costs			(534)	(469)
Total long-term debt, including current maturities			116,945	107,910
Less long-term debt maturing within one year			3,303	2,477
Total long-term debt			$113,642	$105,433

Schedule of Assets and Liabilities Related to Asset-backed Debt Arrangements
The assets and liabilities related to our asset-backed debt arrangements included on our consolidated balance sheets were as follows:

	(dollars in millions)
At December 31,	2017	2016
Assets
Account receivable, net	$8,101	$3,383
Prepaid expenses and other	636	236
Other Assets	2,680	2,383

Liabilities
Accounts payable and accrued liabilities	5	4
Short-term portion of long-term debt	1,932	—
Long-term debt	6,955	4,988

Maturities of Long-term Debt excluding Unamortized Debt Issuance Costs
Maturities of long-term debt outstanding, excluding unamortized debt issuance costs, at December 31, 2017 are as follows:

Years	(dollars in millions)
2018	$3,308
2019	6,306
2020	6,587
2021	6,403
2022	9,520
Thereafter	85,355